Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Components of Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities as of December 31, 2017 and 2016 were as follows:

	December 31, 2017	December 31, 2016
($ in thousands)
Deferred tax assets
Policyholder reserves	$1,351,638	$2,139,431
Deferred acquisition costs	50,739	65,002
Deferred financing costs	2,154	6,311
Investments	—	29,721
Other assets	3,800	5,137

Total deferred tax assets	$1,408,331	$2,245,602

Deferred tax liabilities
Value of business acquired	$(28,356)	$(65,345)
Amounts recoverable from reinsurers	(1,347,620)	(2,172,500)
Intangibles	(1,092)	(1,820)
Investments	(54,605)	—
Other liabilities	(1,243)	(2,251)

Total deferred tax liabilities	$(1,432,916)	$(2,241,916)

Net deferred tax asset (liability)	$(24,585)	$3,686

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Expected federal income tax expense (benefit)	$(2,124)	$16,135	$45,062
Dividends received deduction	(1,960)	(1,960)	(2,443)
Tax reform	(11,461)	—	—
Other	(268)	472	3,475

Total income tax expense (benefit)	$(15,813)	$14,647	$46,094